PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Prepaid Expenses And Other Receivables
Research & development tax credits	$ 257	$ 649
Prepaid insurance	206	1,445
Tax deposits	142
Other receivables	67	34
Other prepaid expenses		48
Total prepaid expenses and other receivables	$ 672	$ 2,176